BORROWINGS - Unused loan facilities (Details) ¥ in Thousands	Sep. 30, 2024 CNY (¥)
Debt Instrument
Long-term borrowings (including current portion)	¥ 8,399,369
Secured by its own stock and receivables
Debt Instrument
Long-term borrowings (including current portion)	2,380,854
Secured by property, equipment and land-use right
Debt Instrument
Long-term borrowings (including current portion)	4,366,968
Unsecured borrowing
Debt Instrument
Short-term borrowings	552,270
Long-term borrowings (including current portion)	¥ 1,651,547